Summary of Significant Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Variable interest entity
Accounts receivable	$ 5,654,369				¥ 39,258,288		¥ 5,280,000
Investments	5,367,222				37,264,623		15,050,001
Maximum exposure to loss in non-consolidated VIEs	11,021,591				76,522,911		20,330,001
Cash and cash equivalents	161,769,575			¥ 193,098,712	1,123,166,156	$ 114,575,423	795,497,163	¥ 32,577,822
Short-term investments	3,630,995				25,210,000		72,446,602
Accounts receivable, net of allowance for doubtful accounts	7,505,681				52,111,944		26,008,543
Trade and other receivables	11,384,390				79,041,821		33,539,256
Amounts due from related parties	19,236,711				133,560,483		11,923,607
Deferred tax assets	8,035,629				55,791,373		46,020,741
Other current assets	1,807,747				12,551,186		6,659,354
Investments at cost method	10,146,911				70,450,000		60,450,000
Long-term prepayments	901,793				6,261,152		1,900,385
Advance prepayment for acquisition	11,170,964				77,560,000		94,888,600
Investment in affiliates	12,362,155				85,830,444		34,732,868
Property and equipment, net	5,357,887				37,199,812		16,064,933
Deferred tax assets- non-current	1,223,497				8,494,738		8,073,577
Total Assets	306,503,589				2,128,054,419		1,569,402,314
Accrued payroll and welfare expenses	14,671,469				101,864,007		80,806,138
Income tax payable	19,895,119				138,131,812		103,337,008
Other tax payable	8,381,000				58,189,283		39,220,006
Dividend payable	1,463,417				10,160,503		7,499,998
Deferred revenue - current from related parties	17,520,416				121,644,250		83,752,232
Deferred revenues - current	5,247,328				36,432,195		58,157,948
Amounts due to related parties-current	881,273				6,118,678
Other current liabilities	1,497,481				10,397,008		4,742,957
Non-current uncertain tax position liabilities	855,367				5,938,816		5,372,253
Deferred revenue - non-current from related parties	10,861,820				75,413,617		30,708,429
Deferred revenue - non-current	817,788				5,677,905		3,561,506
Total Liabilities	83,506,218				579,783,669		465,133,224
Net revenues	162,424,088	¥ 1,127,710,444	¥ 595,009,277	237,676,749
Operating cost and expenses	119,963,334	832,905,436	391,128,371	128,702,047
Net income attributable to Jupai	29,898,297	207,583,868	153,476,506	87,786,008
Cash flows generated from operating activities:	27,115,620	188,263,729	369,053,507	149,448,775
Cash flows generated from/(used in) investing activities:	270,502	1,878,091	(75,307,251)	(36,776,769)
Cash flows generated from/(used in) financing activities:	$ 16,477,953	¥ 114,406,429	293,994,196	47,730,387
Shanghai Jupai
Variable interest entity
Notice period for termination of voting rights proxy agreement with VIE	30 days	30 days
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	$ 85,064,968				590,606,072		296,973,789
Short-term investments	750,396				5,210,000		33,515,632
Accounts receivable, net of allowance for doubtful accounts	319,319				2,217,032		2,756,170
Trade and other receivables	2,465,212				17,115,966		15,136,608
Amounts due from related parties	2,679,042				18,600,587		9,341,290
Deferred tax assets	7,851,780				54,514,909		40,634,183
Other current assets	691,314				4,799,791		5,187,146
Investments at cost method	7,266,311				150,450,000		48,450,000
Long-term prepayments	167,026				1,159,664
Advance prepayment for acquisition							17,328,600
Investment in affiliates	9,408,622				65,324,060		34,075,229
Property and equipment, net	1,335,281				9,270,856		9,384,843
Deferred tax assets- non-current	549,940				3,818,230		8,073,577
Total Assets	118,549,211				823,087,167		512,857,067
Accrued payroll and welfare expenses	1,901,530				13,202,322		28,071,443
Income tax payable	12,778,341				88,720,024		61,723,954
Other tax payable	4,414,662				30,650,996		19,108,658
Dividend payable	1,463,417				10,160,503		7,499,998
Deferred revenue - current from related parties	16,875,574				117,167,110		78,206,048
Deferred revenues - current	5,199,318				36,098,862		49,773,048
Amounts due to related parties-current	206,784				1,435,700
Other current liabilities	250,304				1,737,863		2,106,219
Non-current uncertain tax position liabilities	855,367				5,938,816		5,372,253
Deferred revenue - non-current from related parties	10,773,174				74,798,150		28,732,803
Deferred revenue - non-current	804,201				5,583,565		3,561,506
Total Liabilities	55,522,672				¥ 385,493,911		¥ 284,155,930
Net revenues	105,571,209	¥ 732,980,901	240,154,536	26,924,259
Third party	14,186,989	98,500,261	80,417,496	17,974,372
Related party	91,384,220	634,480,640	159,737,040	8,949,887
Operating cost and expenses	58,127,923	403,582,170	166,671,341	24,552,150
Net income attributable to Jupai	18,971,349	131,718,076	49,097,295	9,108,671
Cash flows generated from operating activities:	39,936,103	277,276,364	231,200,063	61,721,334
Cash flows generated from/(used in) investing activities:	2,244,119	15,580,919	(30,079,891)	19,737,239
Cash flows generated from/(used in) financing activities:	$ 111,623	¥ 775,000	¥ (1,080,093)	¥ 194,790
Shanghai E-Cheng
Variable interest entity
Voting right proxy agreement (in years)	20 years	20 years
Extension term of agreement (in years)	1 year	1 year
Term of loan agreement (in years)	20 years	20 years